18. Commitments And Contingencies (Details)	Dec. 31, 2012 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
2013	6,325,849	$ 1,015,370
2014	4,467,848	717,139
2015	1,782,855	286,168
2016	559,260	89,767
2017	23,272	3,735
Total	13,159,084	$ 2,112,179